Share-Based Payments	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
Note 20 - Share-Based Payments

In September 2006, the Company's Board of Directors approved a share based incentive plan for employees, directors, consultants, sub-contractors of the Company and the Company’s affiliates. The terms of share-based payments include a dividend adjustment mechanism. The options will be exercised at net, with no cash transfer.
In March 2015, the Company's board of directors approved a new shared based incentive plan - "2015 Share Incentive Plan" for employees, directors, consultants and sub-contractors of the Company and the Company's affiliates. Under the plan, the Company's board of directors is authorized to determine the terms of the grants, including the identity of grantees, the number of options or restricted stock units (“RSUs”) to be granted, the vesting schedule and the exercise price. The terms of the share based payments include a dividend adjustment mechanism. The options will be exercised at net exercise mechanism, with no cash transfer.

	Number of		Contractual	Adjusted exercise price per share as
	instruments		life of	of December 31,
Grant date/employees entitled	In thousands	Vesting conditions	options	2017

Share options granted in December 2013 to senior employees	234	Three equal installments over three years of employment	4.5 years	$ 14.65
Share options granted in August 2015 and October 2015 to senior employees	2,660	Three equal installments over three years of employment	4.5 years	NIS 25.65
Share options granted in November 2016 to senior employees	63	Three equal installments over three years of employment	4.5 years	NIS 29.97

The total compensation expense during the year ended December 31, 2017, related to the options granted is NIS 2 million (2016 - NIS 6 million, 2015 - NIS 3 million).

The changes in the balances of the options were as follows:

		Weighted average		Weighted average		Weighted average
	Number of options	of exercise price	Number of options	of exercise price	Number of options	of exercise price
		(US Dollars)		(US Dollars)		(US Dollars)
	2015		2016		2017

Balance as at January 1	638,865	15.86	2,873,190	7.40	2,764,334	7.15

Granted during the year	2,660,000	6.69	63,000	7.79	-	-

Forfeited during the year	(292,798)	19.52	(171,856)	11.43	(146,334)	11.26

Exercised during the year	(132,877)	5.67	-	-	(1,654,335)	7.40

Total options outstanding as at December 31	2,873,190	7.40	2,764,334	7.15	963,665	8.07

Total of exercisable options as at December 31*	170,190	15.13	1,020,000	7.89	106,000	12. 98

* The weighted average of the remaining contractual life of options outstanding as at December 31, 2017 is 1.9 years.

	2015	2016	2017
Fair value of share options and assumptions:

Fair value at grant date	NIS 3.5	NIS 6.3	-

Fair value assumptions:

Share price at grant date	NIS 23.75	NIS 27.75	-

Exercise price	NIS 25.65	NIS 29.97	-

Expected volatility (weighted average)	35.9%	42.8%	-

Option life (expected weighted average life)	2.3 years	2.3 years	-

Risk free interest rate	0.4%	0.4%	-